Derivative Financial Instruments and Off-balance sheet Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Cash and securities pledged in the form of margin deposits	$ 60
Pledged cash to counterparties as collateral	230
Limited partnership interests
Derivative [Line Items]
Contractual amounts of off-balance-sheet financial instruments	174,500	$ 178,900
Mortgage loans
Derivative [Line Items]
Contractual amounts of off-balance-sheet financial instruments	$ 75	$ 75